Note Payable - Additional Information (Detail) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended
	Jun. 28, 2013	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Notes payable converted	$ 20,231,000	$ 20,231,000	$ 20,231,000
Notes Payable [Member]
Debt Instrument [Line Items]
Total interest expense on debt			1,964,000	2,125,000
Accrued interest			516,000	1,957,000
Series A Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Convertible note converted into preferred shares	42,245,834	42,245,834	42,245,834
Accrued interest [Member]
Debt Instrument [Line Items]
Accrued interest on convertible debt converted	$ 2,581,000	$ 2,581,000	$ 2,581,000